Insurance coverage (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Insurance coverage
Civil liability for professionals	R$ 10,000	R$ 7,500
Civil liability for managers	70,000	70,000
Operational risks	165,800	119,000
Vehicles	600	600
Total insurance coverages	R$ 246,400	R$ 197,100